Earnings per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share:
Net income attributable to Taomee Holdings Limited	$ 5,441,260	$ 8,861,867	$ 19,493,171
Less:
Deemed dividend on Series A convertible redeemable preferred shares			(200,601)
Amounts allocated to preferred shares for participating rights to dividends			(1,589,047)
Net income attributable to holders of ordinary shares-basic and diluted	5,441,260	8,861,867	17,703,523
Weighted average ordinary shares outstanding-basic	733,333,891	731,303,362	606,648,098
Basic earnings per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.03
Diluted earnings per share:
Net income attributable to holders of ordinary shares	$ 5,441,260	$ 8,861,867	$ 17,703,523
Weighted average ordinary shares outstanding-basic	733,333,891	731,303,362	606,648,098
Stock options (in shares)	13,198,221	22,230,137	33,729,077
Weighted average ordinary shares outstanding-diluted	746,532,112	753,533,499	640,377,175
Diluted earnings per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.03
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	16,045,010	30,074,648	38,140,000
Options
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	12,520,000	21,425,000	33,640,000
Non-vested restricted shares
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	3,525,010	8,649,648	4,500,000